Quarterly Holdings Report
for

Fidelity® Short-Term Bond Fund

May 31, 2021

STP-QTLY-0721
1.804842.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 49.4%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc. 0.9% 3/25/24	$10,610	$10,639
NTT Finance Corp.:
0.373% 3/3/23 (a)	8,340	8,347
0.583% 3/1/24 (a)	3,469	3,474
Verizon Communications, Inc.:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.500% 0.51% 3/22/24 (b)(c)	5,170	5,206
0.75% 3/22/24	3,860	3,892
		31,558
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.464% 7/23/22	10,981	11,412
Comcast Corp. 3.1% 4/1/25	355	385
Time Warner Cable LLC 4% 9/1/21	4,250	4,261
		16,058
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.7866% 3/22/22 (b)(c)	8,791	8,820
T-Mobile U.S.A., Inc. 3.5% 4/15/25	7,030	7,629
		16,449

TOTAL COMMUNICATION SERVICES		64,065

CONSUMER DISCRETIONARY - 3.2%
Automobiles - 2.8%
American Honda Finance Corp. 3 month U.S. LIBOR + 0.150% 0.3001% 2/22/23 (b)(c)	7,033	7,037
BMW U.S. Capital LLC 3.45% 4/12/23 (a)	12,171	12,836
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.900% 1.0559% 2/15/22 (a)(b)(c)	9,098	9,144
0.75% 3/1/24 (a)	8,516	8,535
General Motors Financial Co., Inc.:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 1.200% 1.21% 11/17/23 (b)(c)	10,000	10,187
1.05% 3/8/24	1,943	1,956
1.25% 1/8/26	6,779	6,728
4.2% 11/6/21	18,987	19,301
Volkswagen Group of America Finance LLC:
0.875% 11/22/23 (a)	8,525	8,567
2.9% 5/13/22 (a)	3,439	3,521
3.125% 5/12/23 (a)	5,897	6,204
		94,016
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	2,978	3,068
Specialty Retail - 0.0%
TJX Companies, Inc. 3.5% 4/15/25	2,183	2,390
Textiles, Apparel & Luxury Goods - 0.3%
VF Corp. 2.05% 4/23/22	9,376	9,523

TOTAL CONSUMER DISCRETIONARY		108,997

CONSUMER STAPLES - 2.1%
Beverages - 0.4%
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	10,000	10,018
Molson Coors Beverage Co. 3.5% 5/1/22	5,227	5,379
		15,397
Food & Staples Retailing - 0.1%
7-Eleven, Inc.:
0.625% 2/10/23 (a)	1,562	1,564
0.8% 2/10/24 (a)	1,912	1,910
		3,474
Food Products - 0.3%
Mondelez International, Inc. 0.625% 7/1/22	9,400	9,436
Tobacco - 1.3%
Altria Group, Inc. 2.35% 5/6/25	1,269	1,329
BAT Capital Corp. 3.222% 8/15/24	6,714	7,149
BAT International Finance PLC 1.668% 3/25/26	6,714	6,700
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (a)	7,381	7,786
3.75% 7/21/22 (a)	6,086	6,262
Philip Morris International, Inc.:
1.125% 5/1/23	5,988	6,088
2.875% 5/1/24	6,658	7,097
		42,411

TOTAL CONSUMER STAPLES		70,718

ENERGY - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
Canadian Natural Resources Ltd. 2.05% 7/15/25	4,512	4,629
Cenovus Energy, Inc. 3% 8/15/22	5,805	5,933
Chevron Corp. 1.141% 5/11/23	6,298	6,403
Enbridge, Inc. U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.400% 0.41% 2/17/23 (b)(c)	3,270	3,274
Energy Transfer LP:
3.6% 2/1/23	3,816	3,969
4.2% 9/15/23	1,944	2,083
4.25% 3/15/23	5,208	5,483
Equinor ASA 1.75% 1/22/26	1,409	1,455
Kinder Morgan Energy Partners LP 3.5% 9/1/23	3,732	3,953
Kinder Morgan, Inc. 3.15% 1/15/23	6,421	6,691
Marathon Petroleum Corp. 4.5% 5/1/23	7,103	7,605
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.2854% 9/9/22 (b)(c)	1,416	1,417
1.75% 3/1/26	10,071	10,204
4.5% 7/15/23	1,148	1,230
Occidental Petroleum Corp. 2.9% 8/15/24	2,755	2,748
Phillips 66 Co.:
0.9% 2/15/24	8,080	8,096
3.7% 4/6/23	5,512	5,831
3.85% 4/9/25	8,057	8,888
Pioneer Natural Resources Co. 0.55% 5/15/23	6,522	6,543
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	6,302	6,442
Shell International Finance BV 3.5% 11/13/23	1,830	1,963
Suncor Energy, Inc. 3.6% 12/1/24	8,057	8,759
The Williams Companies, Inc.:
3.6% 3/15/22	10,739	10,956
4% 11/15/21	3,357	3,381
Valero Energy Corp.:
1.2% 3/15/24	8,144	8,237
2.7% 4/15/23	994	1,034
Western Gas Partners LP:
3 month U.S. LIBOR + 2.100% 2.2875% 1/13/23 (b)(c)	2,561	2,555
4.35% 2/1/25	4,124	4,299
		144,061
FINANCIALS - 26.7%
Banks - 14.2%
Bank of America Corp.:
0.81% 10/24/24 (b)	7,030	7,070
0.976% 4/22/25 (b)	8,000	8,048
3.004% 12/20/23 (b)	24,790	25,794
3.124% 1/20/23 (b)	3,013	3,067
Bank of Nova Scotia:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.440% 0.455% 4/15/24 (b)(c)	10,000	10,022
0.8% 6/15/23	11,078	11,172
Barclays PLC:
1.007% 12/10/24 (b)	4,487	4,512
2.852% 5/7/26 (b)	4,878	5,169
BBVA U.S.A. 2.5% 8/27/24	6,217	6,564
BNP Paribas SA 3.5% 3/1/23 (a)	20,640	21,735
Canadian Imperial Bank of Commerce 0.95% 6/23/23	16,765	16,951
Capital One Bank NA 2.014% 1/27/23 (b)	13,428	13,570
Citigroup, Inc.:
0.981% 5/1/25 (b)	4,488	4,516
2.312% 11/4/22 (b)	13,512	13,630
3.106% 4/8/26 (b)	6,714	7,205
3.142% 1/24/23 (b)	7,290	7,422
Danske Bank A/S 3.875% 9/12/23 (a)	7,592	8,106
HSBC Holdings PLC:
0.976% 5/24/25 (b)	8,400	8,435
1.645% 4/18/26 (b)	6,806	6,917
3.262% 3/13/23 (b)	9,480	9,698
Intesa Sanpaolo SpA 3.125% 7/14/22 (a)	5,000	5,142
JPMorgan Chase & Co.:
0.697% 3/16/24 (b)	8,000	8,034
0.824% 6/1/25 (b)	6,568	6,577
1.514% 6/1/24 (b)	13,972	14,266
3.207% 4/1/23 (b)	6,025	6,171
3.514% 6/18/22 (b)	25,392	25,430
Lloyds Banking Group PLC:
0.695% 5/11/24 (b)	5,464	5,482
1.326% 6/15/23 (b)	2,099	2,119
2.907% 11/7/23 (b)	11,813	12,224
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (b)	8,059	8,106
2.193% 2/25/25	9,124	9,529
2.623% 7/18/22	4,218	4,330
Mizuho Financial Group, Inc. 0.849% 9/8/24 (b)	4,265	4,289
National Bank of Canada 0.55% 11/15/24 (b)	3,356	3,349
NatWest Markets PLC 0.8% 8/12/24 (a)	4,320	4,326
PNC Bank NA 2.028% 12/9/22 (b)	5,227	5,274
Regions Financial Corp. 2.25% 5/18/25	3,950	4,129
Royal Bank of Canada:
1.6% 4/17/23	6,714	6,882
2.55% 7/16/24	8,572	9,084
Royal Bank of Scotland Group PLC:
2.359% 5/22/24 (b)	5,310	5,484
3.875% 9/12/23	14,202	15,248
Santander Holdings U.S.A., Inc.:
3.5% 6/7/24	7,230	7,761
4.45% 12/3/21	6,356	6,466
Societe Generale:
2.625% 10/16/24 (a)	1,249	1,313
3.875% 3/28/24 (a)	4,871	5,272
Sumitomo Mitsui Financial Group, Inc. 0.508% 1/12/24	804	804
Svenska Handelsbanken AB 0.625% 6/30/23 (a)	10,340	10,402
Synovus Bank 2.289% 2/10/23 (b)	2,062	2,080
Synovus Financial Corp. 3.125% 11/1/22	7,000	7,217
The Toronto-Dominion Bank:
0.25% 1/6/23	8,250	8,250
0.75% 6/12/23	16,785	16,939
Wells Fargo & Co.:
1.654% 6/2/24 (b)	8,218	8,423
2.164% 2/11/26 (b)	20,142	21,000
Wells Fargo Bank NA 2.082% 9/9/22 (b)	6,714	6,748
Zions Bancorp NA:
3.35% 3/4/22	2,684	2,736
3.5% 8/27/21	6,641	6,691
		477,180
Capital Markets - 6.1%
Credit Suisse AG:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.450% 0.46% 2/4/22 (b)(c)	8,829	8,841
0.495% 2/2/24	8,000	7,982
1% 5/5/23	8,057	8,149
2.8% 4/8/22	3,489	3,567
Credit Suisse Group AG 3.574% 1/9/23 (a)	6,025	6,133
Deutsche Bank AG New York Branch:
0.898% 5/28/24	2,427	2,429
1.447% 4/1/25 (b)	5,743	5,797
2.222% 9/18/24 (b)	8,476	8,718
3.3% 11/16/22	2,032	2,110
4.25% 10/14/21	4,750	4,817
5% 2/14/22	10,000	10,316
Goldman Sachs Group, Inc.:
0.523% 3/8/23	6,650	6,661
0.627% 11/17/23 (b)	7,000	7,014
2.876% 10/31/22 (b)	12,050	12,176
2.905% 7/24/23 (b)	12,572	12,927
Intercontinental Exchange, Inc. 0.7% 6/15/23	6,998	7,043
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.1138% 7/22/22 (b)(c)	6,025	6,032
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.700% 0.71% 1/20/23 (b)(c)	13,428	13,460
0.529% 1/25/24 (b)	7,459	7,475
0.56% 11/10/23 (b)	7,000	7,015
0.731% 4/5/24 (b)	7,335	7,362
0.79% 5/30/25 (b)	8,500	8,494
3.737% 4/24/24 (b)	6,025	6,398
4% 7/23/25	6,714	7,507
NASDAQ, Inc. 0.445% 12/21/22	3,577	3,578
State Street Corp. 2.825% 3/30/23 (b)	405	414
UBS AG London Branch:
0.375% 6/1/23 (a)	7,843	7,838
1.75% 4/21/22 (a)	6,414	6,495
UBS Group AG 1.008% 7/30/24 (a)(b)	8,398	8,473
		205,221
Consumer Finance - 2.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	5,724	5,637
4.125% 7/3/23	2,487	2,637
4.875% 1/16/24	2,014	2,197
Ally Financial, Inc.:
3.05% 6/5/23	5,730	5,991
5.125% 9/30/24	6,284	7,112
American Express Co.:
3 month U.S. LIBOR + 0.610% 0.7856% 8/1/22 (b)(c)	10,071	10,126
2.65% 12/2/22	3,357	3,479
Capital One Financial Corp. 2.6% 5/11/23	4,486	4,670
Ford Motor Credit Co. LLC:
3.087% 1/9/23	6,821	6,949
4.14% 2/15/23	3,615	3,756
Synchrony Financial:
2.85% 7/25/22	940	963
4.25% 8/15/24	9,435	10,338
4.375% 3/19/24	8,076	8,851
Toyota Motor Credit Corp. 2.9% 3/30/23	7,261	7,611
		80,317
Diversified Financial Services - 0.7%
AIG Global Funding:
0.8% 7/7/23 (a)	2,622	2,649
2.3% 7/1/22 (a)	2,548	2,603
Athene Global Funding:
0.95% 1/8/24 (a)	7,220	7,254
1% 4/16/24 (a)	7,000	7,038
BP Capital Markets America, Inc. 2.937% 4/6/23	2,095	2,194
Equitable Holdings, Inc. 3.9% 4/20/23	408	433
USAA Capital Corp. 1.5% 5/1/23 (a)	1,377	1,407
		23,578
Insurance - 3.3%
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 0.7066% 9/20/21 (a)(b)(c)	7,205	7,210
American International Group, Inc. 2.5% 6/30/25	6,714	7,099
Aon Corp. 2.2% 11/15/22	3,656	3,754
Equitable Financial Life Global Funding 0.5% 11/17/23 (a)	10,000	10,007
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (a)	3,527	3,494
MassMutual Global Funding II 0.85% 6/9/23 (a)	14,166	14,319
Metropolitan Life Global Funding I:
0.9% 6/8/23 (a)	5,675	5,736
1.95% 1/13/23 (a)	7,117	7,309
Metropolitan Tower Global Funding 0.55% 7/13/22 (a)	10,071	10,103
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.4678% 1/10/23 (a)(b)(c)	11,574	11,615
1.1% 5/5/23 (a)	3,595	3,650
Northwestern Mutual Global Funding U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.330% 0.34% 3/25/24 (a)(b)(c)	8,000	8,012
Pacific Life Global Funding II 1.2% 6/24/25 (a)	5,535	5,560
Principal Life Global Funding II U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.450% 0.46% 4/12/24 (a)(b)(c)	3,616	3,623
Protective Life Global Funding 0.502% 4/12/23 (a)	8,500	8,512
		110,003

TOTAL FINANCIALS		896,299

HEALTH CARE - 2.2%
Biotechnology - 0.5%
AbbVie, Inc.:
2.3% 11/21/22	8,775	9,029
3.45% 3/15/22	6,627	6,758
		15,787
Health Care Providers & Services - 0.7%
Anthem, Inc.:
0.45% 3/15/23	9,394	9,422
3.125% 5/15/22	7,314	7,516
Cigna Corp.:
0.613% 3/15/24	1,965	1,967
3.05% 11/30/22	5,040	5,232
		24,137
Pharmaceuticals - 1.0%
AstraZeneca Finance LLC 0.7% 5/28/24	6,275	6,278
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	6,748	7,561
Bayer U.S. Finance LLC 3% 10/8/21 (a)	3,500	3,533
Elanco Animal Health, Inc. 4.912% 8/27/21 (b)	4,198	4,227
Mylan NV 3.125% 1/15/23 (a)	6,478	6,729
Viatris, Inc. 1.125% 6/22/22 (a)	5,839	5,878
		34,206

TOTAL HEALTH CARE		74,130

INDUSTRIALS - 2.8%
Aerospace & Defense - 0.5%
The Boeing Co.:
1.167% 2/4/23	5,877	5,904
1.95% 2/1/24	3,500	3,597
4.875% 5/1/25	4,713	5,295
		14,796
Airlines - 0.2%
Delta Air Lines, Inc. 2.9% 10/28/24	7,598	7,704
Commercial Services & Supplies - 0.3%
Republic Services, Inc. 0.875% 11/15/25	10,000	9,918
Industrial Conglomerates - 0.4%
Roper Technologies, Inc. 0.45% 8/15/22	941	942
Siemens Financieringsmaatschappij NV:
0.4% 3/11/23 (a)	8,103	8,124
0.65% 3/11/24 (a)	5,142	5,160
		14,226
Machinery - 0.5%
Caterpillar Financial Services Corp. 0.25% 3/1/23	10,000	10,006
Otis Worldwide Corp. 3 month U.S. LIBOR + 0.450% 0.6443% 4/5/23 (b)(c)	5,064	5,064
		15,070
Road & Rail - 0.4%
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 0.8555% 7/30/21 (a)(b)(c)	6,890	6,888
3 month U.S. LIBOR + 0.950% 1.1405% 6/1/21 (a)(b)(c)	6,605	6,605
		13,493
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
0.7% 2/15/24	2,930	2,918
3.5% 1/15/22	6,145	6,262
International Lease Finance Corp. 5.875% 8/15/22	7,230	7,676
		16,856
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (a)	972	996

TOTAL INDUSTRIALS		93,059

INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (a)	10,507	11,435
IT Services - 0.4%
PayPal Holdings, Inc. 1.35% 6/1/23	3,364	3,432
The Western Union Co.:
2.85% 1/10/25	1,585	1,679
4.25% 6/9/23	6,025	6,439
		11,550
Semiconductors & Semiconductor Equipment - 0.3%
Microchip Technology, Inc. 0.983% 9/1/24 (a)	4,231	4,235
Micron Technology, Inc. 2.497% 4/24/23	4,211	4,365
		8,600
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 0.75% 5/11/23	7,175	7,250

TOTAL INFORMATION TECHNOLOGY		38,835

MATERIALS - 0.2%
Chemicals - 0.2%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	4,034	4,243
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (a)	1,266	1,269
The Mosaic Co. 3.25% 11/15/22	2,280	2,366
		7,878
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. 1.3% 9/15/25	2,980	2,998
Crown Castle International Corp. 1.35% 7/15/25	700	707
Welltower, Inc. 3.625% 3/15/24	3,276	3,531
		7,236
UTILITIES - 4.6%
Electric Utilities - 2.6%
Exelon Corp. 3.497% 6/1/22 (b)	6,360	6,543
FirstEnergy Corp.:
1.6% 1/15/26	747	725
2.05% 3/1/25	4,143	4,174
Florida Power & Light Co.:
3 month U.S. LIBOR + 0.380% 0.564% 7/28/23 (b)(c)	8,332	8,332
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.250% 0.2763% 5/10/23(b)(c)	7,340	7,344
2.85% 4/1/25	1,893	2,035
ITC Holdings Corp. 2.7% 11/15/22	4,592	4,730
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.4201% 2/22/23 (b)(c)	10,375	10,378
0.65% 3/1/23	6,780	6,820
2.403% 9/1/21	6,714	6,751
2.75% 5/1/25	6,482	6,900
2.9% 4/1/22	6,676	6,825
PPL Electric Utilities Corp. 3 month U.S. LIBOR + 0.250% 0.443% 9/28/23 (b)(c)	3,666	3,668
Southern California Edison Co. 3 month U.S. LIBOR + 0.270% 0.4543% 12/3/21 (b)(c)	5,629	5,631
Southern Co. 0.6% 2/26/24	3,086	3,094
Virginia Electric & Power Co. 2.75% 3/15/23	3,615	3,754
		87,704
Gas Utilities - 0.8%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 0.5654% 3/9/23 (b)(c)	5,299	5,300
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 0.6843% 3/2/23 (b)(c)	7,098	7,100
Dominion Gas Holdings LLC 2.5% 11/15/24	1,475	1,557
ONE Gas, Inc. 0.85% 3/11/23	10,000	10,011
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.5339% 9/14/23 (b)(c)	1,871	1,871
		25,839
Independent Power and Renewable Electricity Producers - 0.2%
Emera U.S. Finance LP:
0.833% 6/15/24 (a)	3,897	3,901
2.7% 6/15/21	1,007	1,008
		4,909
Multi-Utilities - 1.0%
CenterPoint Energy, Inc. U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.650% 0.66% 5/13/24 (b)(c)	5,926	5,933
Dominion Energy, Inc.:
3 month U.S. LIBOR + 0.530% 0.7139% 9/15/23 (b)(c)	5,059	5,061
2.715% 8/15/21	5,251	5,277
DTE Energy Co.:
0.55% 11/1/22	7,000	7,019
2.25% 11/1/22	8,094	8,329
NiSource, Inc. 0.95% 8/15/25	2,976	2,960
		34,579

TOTAL UTILITIES		153,031

TOTAL NONCONVERTIBLE BONDS
(Cost $1,630,220)		1,658,309

U.S. Treasury Obligations - 23.1%
U.S. Treasury Notes:
0.25% 5/15/24	$232,936	$232,580
0.25% 7/31/25	67,140	66,154
0.375% 4/30/25	126,699	125,858
2.125% 3/31/24 (d)	112,220	118,072
2.375% 8/15/24	217,943	231,930
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $767,716)		774,594

U.S. Government Agency - Mortgage Securities - 2.2%
Fannie Mae - 0.6%
3% 12/1/31	2,916	3,075
3.5% 9/1/29	1,900	2,037
4.5% 3/1/39 to 9/1/49	10,789	11,778
5.5% 11/1/34	1,770	2,035
7.5% 11/1/31	0	0

TOTAL FANNIE MAE		18,925

Freddie Mac - 1.6%
2% 1/1/32	17,372	18,010
2.5% 11/1/28	13,123	13,762
3% 5/1/29 to 2/1/34	20,278	21,387
4% 4/1/26	263	280
8.5% 5/1/26 to 7/1/28	29	33

TOTAL FREDDIE MAC		53,472

Ginnie Mae - 0.0%
7% to 7% 1/15/25 to 8/15/32	206	236
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $71,001)		72,633

Asset-Backed Securities - 15.3%
Accredited Mortgage Loan Trust Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$236	$245
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	1,058	1,060
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.2659% 1/15/32 (a)(b)(c)	8,883	8,884
Ajax Mortgage Loan Trust Series 2021-B Class A, 2.239% 6/25/66 (a)(b)	3,713	3,711
Bank of America Credit Card Master Trust:
Series 2020-A1 Class A1, 0.34% 5/15/26	9,973	9,961
Series 2021-A1 Class A1, 0.44% 9/15/26	9,066	9,068
Bank of The West Auto Trust Series 2018-1 Class A3, 3.43% 12/15/22 (a)	425	427
Canadian Pacer Auto Receivables Trust Series 2018-2A Class A3, 3.27% 12/19/22 (a)	1,509	1,522
Capital One Multi-Asset Execution Trust Series 2019-A1 Class A1, 2.84% 12/15/24	8,732	8,902
CarMax Auto Owner Trust:
Series 2017-4 Class A3, 2.11% 10/17/22	12	12
Series 2018-2 Class A3, 2.98% 1/17/23	852	857
Series 2018-4 Class A3, 3.36% 9/15/23	2,285	2,323
Series 2019-1 Class A3, 3.05% 3/15/24	3,567	3,629
Series 2019-4 Class A2A, 2.01% 3/15/23	444	446
Series 2020-3 Class A2A, 0.49% 6/15/23	4,137	4,141
Series 2020-4 Class A3, 0.5% 8/15/25	5,144	5,163
Series 2021-1 Class A3, 0.34% 12/15/25	5,009	5,010
Cedar Funding Ltd. Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 1.1% 7/15/33 (a)(b)(c)(e)	9,276	9,277
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 1.1514% 7/27/30 (a)(b)(c)	8,450	8,448
Chesapeake Funding II LLC:
Series 2018-1A Class A1, 3.04% 4/15/30 (a)	1,200	1,203
Series 2018-3A Class A1, 3.39% 1/15/31 (a)	1,845	1,890
Series 2019-1A Class A1, 2.94% 4/15/31 (a)	2,818	2,861
Series 2020-1A Class A1, 0.87% 8/16/32 (a)	7,973	8,023
CNH Equipment Trust:
Series 2018-A Class A3, 3.12% 7/17/23	1,265	1,279
Series 2019-C Class A2, 1.99% 3/15/23	345	346
Consumer Loan Underlying Bond Credit Trust:
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	4,447	4,491
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	139	139
Series 2019-P2 Class A, 2.47% 10/15/26 (a)	862	865
Series 2020-P1 Class A, 2.26% 3/15/28 (a)	2,472	2,484
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 0.5916% 7/25/34 (b)(c)	150	145
Dell Equipment Finance Trust:
Series 2019-2:
Class A2, 1.95% 12/22/21 (a)	1,394	1,397
Class A3, 1.91% 10/22/24 (a)	2,848	2,877
Series 2020-2:
Class A2, 0.47% 10/24/22 (a)	3,196	3,201
Class A3, 0.57% 10/23/23 (a)	3,903	3,922
Series 2021-1 Class A3, 0.43% 5/22/26 (a)	3,229	3,235
Discover Card Master Trust Series 2019-A1 Class A1, 3.04% 7/15/24	6,384	6,503
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (a)	2,549	2,569
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (a)	5,109	5,117
DT Auto Owner Trust Series 2019-4A Class A, 2.17% 5/15/23 (a)	299	300
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.2226% 4/15/31 (a)(b)(c)	8,070	8,071
Enterprise Fleet Financing LLC:
Series 2019-1 Class A2, 2.98% 10/20/24 (a)	1,659	1,676
Series 2020-1 Class A2, 1.78% 12/22/25 (a)	7,665	7,772
Series 2020-2 Class A2, 0.61% 7/20/26 (a)	8,077	8,108
Series 2021-1 Class A2, 0.44% 12/21/26 (a)	2,968	2,970
Exeter Automobile Receivables Trust Series 2021-2A Class A3, 0.3% 10/15/24	2,959	2,959
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (a)(b)	1,969	1,971
Ford Credit Auto Lease Trust:
Series 2020-A Class A3, 1.85% 3/15/23	9,904	9,977
Series 2020-B Class A3, 0.62% 8/15/23	7,011	7,041
Ford Credit Auto Owner Trust:
Series 2019-A Class A3, 2.78% 9/15/23	1,343	1,359
Series 2020-B Class A, 0.5% 2/15/23	4,001	4,005
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	12,164	12,254
GM Financial Automobile Leasing Trust:
Series 2019-2 Class A3, 2.67% 3/21/22	153	153
Series 2020-1 Class A2A, 1.67% 4/20/22	471	472
Series 2020-3 Class A3, 0.45% 8/21/23	4,130	4,142
GM Financial Consumer Automobile Receivables Trust:
Series 2020-3 Class A2, 0.35% 7/17/23	3,965	3,968
Series 2020-4 Class A3, 0.38% 8/18/25	6,015	6,026
GM Financial Securitized Term Automobile Receivables Trust 2.32% 7/18/22	94	95
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (a)	3,218	3,237
Series 2020-2 Class A, 0.69% 10/15/25 (a)	6,742	6,785
HPEFS Equipment Trust:
Series 2020-1A Class A2, 1.73% 2/20/30 (a)	3,094	3,107
Series 2020-2A Class A2, 0.65% 7/22/30 (a)	6,440	6,450
Hyundai Auto Lease Securitization Trust:
Series 2020-A Class A3, 1.95% 7/17/23 (a)	4,410	4,455
Series 2021-A Class A3, 0.33% 1/16/24 (a)	5,490	5,499
Hyundai Auto Receivables Trust:
Series 2018-A Class A3, 2.79% 7/15/22	239	239
Series 2020-B Class A2, 0.38% 3/15/23	4,398	4,401
Series 2020-C Class A3, 0.38% 5/15/25	6,571	6,586
John Deere Owner Trust Series 2020-A Class A2, 1.01% 1/17/23	1,514	1,516
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	1,786	1,796
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	2,892	2,965
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1879% 1/22/31 (a)(b)(c)	6,559	6,554
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (a)	556	559
Series 2020-1A Class A, 2.24% 3/15/30 (a)	217	217
Mercedes-Benz Auto Lease Trust:
Series 2019-B Class A3, 2% 10/17/22	7,079	7,139
Series 2020-A Class A3, 1.84% 12/15/22	4,124	4,160
Series 2020-B Class A3, 0.4% 11/15/23	3,208	3,215
Mercedes-Benz Auto Receivables Trust Series 2020-1 Class A2, 0.46% 3/15/23	5,358	5,363
MMAF Equipment Finance LLC Series 2019-B:
Class A2, 2.07% 10/12/22 (a)	1,979	1,990
Class A3, 2.01% 12/12/24 (a)	5,378	5,526
Mortgage Repurchase Agreement Financing Trust:
Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.0951% 8/10/23 (a)(b)(c)	6,176	6,235
Series 2021-1 Class A1, 1 month U.S. LIBOR + 0.500% 0.5951% 3/10/22 (a)(b)(c)	7,078	7,079
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (a)	3,531	3,527
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 0.9456% 5/20/29(a)(b)(c)	8,700	8,701
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3366% 1/25/36 (b)(c)	383	385
Prosper Marketplace Issuance Trust Series 2019-4A Class A, 2.48% 2/17/26 (a)	87	87
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	655	657
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (a)	983	987
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (a)	5,530	5,532
Santander Drive Auto Receivables Trust Series 2021-2 Class A3, 0.34% 2/18/25	6,233	6,235
Santander Retail Auto Lease Trust:
Series 2019-A Class A3, 2.77% 6/20/22 (a)	2,811	2,827
Series 2019-B Class A2A, 2.29% 4/20/22 (a)	337	338
Series 2019-C Class A2A, 1.89% 9/20/22 (a)	2,218	2,224
Series 2020-B Class A3, 0.57% 4/22/24 (a)	7,455	7,489
Series 2021-A Class A3, 0.51% 7/22/24 (a)	4,381	4,396
Securitized Term Auto Receivables Trust:
Series 2018-2A Class A3 3.325% 8/25/22 (a)	1,379	1,386
Series 2019-1A Class A3, 2.986% 2/27/23 (a)	1,713	1,731
SLM Student Loan Trust Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 0.7339% 12/15/25 (a)(b)(c)	4,071	4,071
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	1,435	1,445
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 1.1159% 11/18/30 (a)(b)(c)	8,844	8,842
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.9516% 9/25/34 (b)(c)	177	165
Tesla Series 2020-A:
Class A2, 0.55% 5/22/23 (a)	2,415	2,419
Class A3, 0.68% 12/20/23 (a)	3,853	3,873
Tesla Auto Lease Trust:
Series 2019-A Class A2, 2.13% 4/20/22 (a)	4,479	4,502
Series 2021-A Class A3, 0.56% 3/20/25 (a)	6,423	6,451
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (a)	4,906	5,011
Toyota Auto Receivables Owner Trust:
Series 2018-B Class A3, 2.96% 9/15/22	853	857
Series 2019-A Class A3, 2.91% 7/17/23	2,082	2,112
Series 2019-C Class A3, 1.91% 9/15/23	1,531	1,547
Series 2020-C Class A3, 0.44% 10/15/24	8,057	8,080
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.7543% 4/6/42 (a)(b)(c)	261	176
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (a)	379	379
Series 2021-2 Class A, 0.91% 6/20/31 (a)	4,903	4,909
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (a)	2,429	2,435
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (a)	7,901	7,906
Series 2021-NPL3 Class A1, 1.991% 5/25/51 (a)(b)	9,372	9,372
Verizon Master Trust Series 2021-1 Class A, 0.5% 5/20/27	6,240	6,247
Verizon Owner Trust:
Series 2018-A Class A1A, 3.23% 4/20/23	2,787	2,814
Series 2020-A Class A1A, 1.85% 7/22/24	8,106	8,260
Volkswagen Auto Lease Trust:
Series 2019-A Class A3, 1.99% 11/21/22	5,801	5,848
Series 2020-A Class A3, 0.39% 1/22/24	8,774	8,802
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A3, 3.02% 11/21/22	1,098	1,106
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (a)	2,013	2,033
Series 2019-2A Class A3, 2.04% 11/15/23 (a)	4,038	4,094
Volvo Financial Equipment Master Owner Trust Series 2018-A Class A, 1 month U.S. LIBOR + 0.520% 0.6209% 7/17/23 (a)(b)(c)	7,959	7,964
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 0.95% 4/17/30 (a)(b)(c)	9,231	9,232
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.450% 0.3793% 8/20/29 (a)(b)(c)	7,971	7,971
World Omni Auto Receivables Trust:
Series 2020-A Class A2A, 1.02% 6/15/23	2,392	2,398
Series 2020-C Class A2, 0.35% 12/15/23	5,258	5,263
World Omni Automobile Lease Securitization Trust:
Series 2019-A Class A3, 2.94% 5/16/22	1,137	1,141
Series 2020-B Class A3, 0.45% 2/15/24	4,281	4,297
World Omni Select Auto Trust Series 2019-A Class A2A, 2.06% 8/15/23	785	786
TOTAL ASSET-BACKED SECURITIES
(Cost $510,901)		513,335

Collateralized Mortgage Obligations - 2.0%
Private Sponsor - 1.4%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (a)(b)	2,073	2,076
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	2,475	2,474
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.597% 8/25/60 (a)(b)(c)	1,041	1,042
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 0.9201% 12/22/69 (a)(b)(c)	1,164	1,166
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(b)	7,482	7,640
Mortgage Repurchase Agreement Financing Trust:
floater Series 2020-3 Class A1, 1 month U.S. LIBOR + 1.250% 1.3451% 1/23/23 (a)(b)(c)	1,742	1,751
Series 2020-4 Class A1, 1 month U.S. LIBOR + 1.350% 1.4451% 4/23/23 (a)(b)(c)	8,275	8,299
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/25/29 (a)	914	916
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (a)	5,095	5,177
Permanent Master Issuer PLC floater Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 0.7338% 7/15/58 (a)(b)(c)	1,486	1,487
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (a)	3,685	3,681
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	80	80
RMF Buyout Issuance Trust sequential payer Series 2020-2 Class A, 1.7063% 6/25/30 (a)	7,130	7,149
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.14% 7/20/34 (b)(c)	2	2
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.756% 1/21/70 (a)(b)(c)	5,206	5,212

TOTAL PRIVATE SPONSOR		48,152

U.S. Government Agency - 0.6%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 0.3916% 5/25/45 (b)(c)	4,448	4,464
sequential payer Series 2001-40 Class Z, 6% 8/25/31	104	118
Series 2016-27:
Class HK, 3% 1/25/41	4,268	4,531
Class KG, 3% 1/25/40	2,089	2,200
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 0.4416% 7/25/46 (b)(c)	5,221	5,255
Freddie Mac:
sequential payer:
Series 2015-4433 Class DE, 2% 8/15/32	585	587
Series 2015-4437 Class DE, 2% 10/15/32	643	646
Series 3949 Class MK, 4.5% 10/15/34	487	536

TOTAL U.S. GOVERNMENT AGENCY		18,337

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $65,934)		66,489

Commercial Mortgage Securities - 5.6%
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	2,246	2,334
Bayview Commercial Asset Trust Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(f)(g)	4,210	0
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	2,015	2,073
BX Commercial Mortgage Trust:
floater Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 0.7623% 5/15/38 (a)(b)(c)	3,400	3,397
floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.901% 12/15/36 (a)(b)(c)	3,762	3,766
BX Trust:
floater Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 1.001% 11/15/35 (a)(b)(c)	5,910	5,911
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.101% 4/15/34 (a)(b)(c)	4,300	4,291
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.021% 10/15/36 (a)(b)(c)	7,698	7,707
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (a)	7,900	8,055
Series 2021-1A Class A1, 1.53% 3/15/61 (a)	4,616	4,660
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.0509% 11/15/36 (a)(b)(c)	1,678	1,678
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.221% 6/15/34 (a)(b)(c)	6,219	6,220
Citigroup Commercial Mortgage Trust sequential payer:
Series 2012-GC8 Class A/S, 3.683% 9/10/45 (a)	3,636	3,739
Series 2014-GC21 Class AAB, 3.477% 5/10/47	1,376	1,437
Series 2016-GC36 Class AAB, 3.368% 2/10/49	3,252	3,439
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	4,819	4,855
Series 2014-CR18 Class ASB, 3.452% 7/15/47	6,321	6,523
Series 2012-CR4 Class ASB, 2.436% 10/15/45	1,526	1,547
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,622	1,644
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.081% 5/15/36 (a)(b)(c)	8,023	8,040
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	1,098	1,134
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 0.851% 7/15/32 (a)(b)(c)	7,508	7,413
Freddie Mac Series K720 Class A2, 2.716% 6/25/22	2,582	2,630
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	3,050	3,095
Class A3, 3.482% 1/10/45	2,996	3,014
Series 2012-GCJ7 Class A/S, 4.085% 5/10/45	4,621	4,722
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	8,951	8,949
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	5,550	5,708
Series 2017-GS8 Class A1, 2.222% 11/10/50	3,059	3,089
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-C6 Class A/S, 4.1166% 5/15/45	2,944	3,018
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (a)	8,295	8,518
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.101% 9/15/29 (a)(b)(c)	3,240	3,245
sequential payer:
Series 2012-CBX Class A4, 3.4834% 6/15/45	1,639	1,655
Series 2014-C20 Class A3A1, 3.4718% 7/15/47	4	4
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (a)	1,723	1,770
Series 2012-CBX Class A/S, 4.2707% 6/15/45	4,539	4,674
Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	1,783	1,897
Series 2013-LC11 Class A/S, 3.216% 4/15/46	3,949	4,104
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 0.801% 3/15/38 (a)(b)(c)	3,432	3,434
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.251% 8/15/37 (a)(b)(c)	941	945
Morgan Stanley BAML Trust:
sequential payer:
Series 2012-C6 Class A4, 2.858% 11/15/45	1,571	1,605
Series 2016-C28 Class A3, 3.272% 1/15/49	2,037	2,168
Series 2016-C32 Class A1, 1.968% 12/15/49	465	467
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	4,896	5,154
Series 2011-C3 Class AJ, 5.2155% 7/15/49 (a)(b)	2,257	2,263
Series 2019-H7 Class A1, 2.327% 7/15/52	3,056	3,130
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.8881% 4/10/46 (a)(b)(c)	4,701	4,688
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	1,776	1,805
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	4,385	4,665
Series 2017-RC1 Class ASB, 3.453% 1/15/60	4,291	4,593
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	257	262
Series 2013-C14 Class ASB, 2.977% 6/15/46	1,916	1,963
Series 2014-C20 Class ASB, 3.638% 5/15/47	1,221	1,276
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $188,911)		188,373

Municipal Securities - 0.3%
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22
(Cost $9,345)	9,345	9,508

Bank Notes - 1.3%
BBVA U.S.A. 2.875% 6/29/22	7,890	8,094
Capital One NA 2.15% 9/6/22	7,312	7,472
Discover Bank 3.35% 2/6/23	6,882	7,203
First Republic Bank 1.912% 2/12/24 (b)	3,385	3,462
RBS Citizens NA 3.25% 2/14/22	6,035	6,147
Truist Bank:
1.25% 3/9/23	$8,057	$8,195
3.502% 8/2/22 (b)	5,126	5,153
TOTAL BANK NOTES
(Cost $44,943)		45,726

Commercial Paper - 0.3%
HSBC U.S.A., Inc. yankee:
0.4% 10/5/21	5,000	4,995
0.4% 2/9/22	5,000	4,988
TOTAL COMMERCIAL PAPER
(Cost $9,979)		9,983
	Shares	Value (000s)

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.03% (h)
(Cost $61,207)	61,194,787	61,207
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $3,360,157)		3,400,157
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(43,108)
NET ASSETS - 100%		$3,357,049

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	100	Sept. 2021	$22,073	$10	$10

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $822,491,000 or 24.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $51,000.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Level 3 security

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$53
Fidelity Securities Lending Cash Central Fund	9
Total	$62

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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